Supplemental Disclosure of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Disclosure of Cash Flow Information [Abstract]
Supplemental Disclosure of Cash Flow Information
Supplemental Disclosure of Cash Flow Information

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Additional cash flow information
Cash paid during the year for interest	$10,825	$59,170	$66,513
Cash paid during the year for income taxes	4,750	4,375	2,910
Noncash investing activity
Fair value of restricted stock units assumed in connection with acquisition	$2,275	$—	$—

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Additional cash flow information
Cash paid during the year for interest	$10,825	$59,170	$66,513
Cash paid during the year for income taxes	4,750	4,375	2,910
Noncash investing activity
Fair value of restricted stock units assumed in connection with acquisition	$2,275	$—	$—